As filed with the U.S. Securities and Exchange Commission on February 12, 2015

Securities Act File No. 333-82336

Investment Company Act File No. 811-21034

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington,  D.C.  20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 20	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 21

(Check appropriate box or boxes)

SANFORD C. BERNSTEIN FUND II, INC.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas

New York, New York 10105

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code

1-212-756-4097

Emilie D. Wrapp, Esq.

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and Address of Agent for Service)

COPY TO:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 12th day of February, 2015.

SANFORD C. BERNSTEIN FUND II, INC.

By:	*
Robert M. Keith
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons, in the capacities and on the dates indicated.

Signature	Title	Date

* Robert M. Keith	Director

* William H. Foulk, Jr.	Director

* John H. Dobkin	Director

* Michael J. Downey	Director

* D. James Guzy	Director

* Nancy P. Jacklin	Director

* Garry L. Moody	Director

* Marshall C. Turner, Jr.	Director

* Earl D. Weiner	Director

/s/ Joseph J. Mantineo Joseph J. Mantineo	Treasurer and Chief Financial Officer	February 12, 2015

*	This Registration Statement has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

By:	/s/ Nancy E. Hay Nancy E. Hay Attorney-in-Fact	February 12, 2015

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase